Financial instruments - Sensitivity analysis (Details) - Foreign currency risk - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Decrease in percent (as a percent)	10.00%	10.00%
Increase in percent (as a percent)	10.00%	10.00%
Euro
Financial instruments
Equity change	$ (6,925)	$ (3,943)
Equity change	7,326	4,474
Net income change	1,088	637
Net income change	(687)	(106)
NIS
Financial instruments
Equity change	(653)	(2,397)
Equity change	789	4,436
Net income change	(348)	(2,068)
Net income change	484	4,107
CHF
Financial instruments
Equity change	304	226
Equity change	135	43
Net income change	689	510
Net income change	(250)	(242)
AUD
Financial instruments
Equity change	(468)	(469)
Equity change	746	662
Net income change	527	340
Net income change	(249)	(147)
ZAR
Financial instruments
Equity change	(143)	(140)
Equity change	143	140
GBP
Financial instruments
Equity change	(15)	58
Equity change	180	46
Net income change	250	267
Net income change	(85)	(163)
SEK
Financial instruments
Equity change	(149)	(229)
Equity change	247	280
Net income change	237	126
Net income change	(139)	(75)
DKK
Financial instruments
Equity change	(62)	(47)
Equity change	62	47
NOK
Financial instruments
Equity change	(118)	(90)
Equity change	118	90
CAD
Financial instruments
Equity change	91	225
Equity change	323	4
Net income change	694	510
Net income change	(281)	(281)
NZD
Financial instruments
Equity change	(34)	(46)
Equity change	34	46
JPY
Financial instruments
Equity change	(25)	(145)
Equity change	201	170
Net income change	338	155
Net income change	(162)	$ (130)
ARS
Financial instruments
Equity change	(17)
Equity change	17
Net income change	23
Net income change	$ (23)